Organization and Nature of Business	12 Months Ended
Dec. 31, 2022
Organization and Nature of Business and Going Concern [Abstract]
Organization and Nature of Business	Organization and Nature of Business
Inpixon is the Indoor Intelligence™ company. Our solutions and technologies help organizations create and redefine exceptional experiences that enable smarter, safer and more secure environments. Inpixon customers can leverage our real-time positioning, mapping and analytics technologies to achieve higher levels of productivity and performance, increase safety and security, improve worker and employee satisfaction rates and drive a more connected work environment. We have focused our corporate strategy on being the primary provider of the full range of foundational technologies needed to form a comprehensive suite of solutions that make indoor data available and actionable to organizations and their employees. Together, our technologies allow organization to create and utilize the digital twin of a physical location and to deliver enhanced experiences in their current environment and in the metaverse.

Inpixon specializes in providing real-time location systems (RTLS) for the industrial sector. As the manufacturing industry has evolved, RTLS technology has become a crucial aspect of Industry 4.0. Our RTLS solution leverages cutting-edge technologies such as IoT, AI, and big data analytics to provide real-time tracking and monitoring of assets, machines, and people within industrial environments. With our RTLS, businesses can achieve improved operational efficiency, enhanced safety, and reduced costs. By having real-time visibility into operations, industrial organizations can make informed, data-driven decisions, minimize downtime, and ensure compliance with industry regulations. With our RTLS, industrial businesses can transform their operations and stay ahead of the curve in the digital age.

Inpixon's full-stack industrial IoT solution provides end-to-end visibility and control over a wide range of assets and devices. It's designed to help organizations optimize their operations and gain a competitive edge in today's data-driven world. The turn-key platform integrates a range of technologies, including RTLS, sensor networks, edge computing, and big-data analytics, to provide a comprehensive view of an organizations's operations. We help organizations to track the location and status of assets in real-time, identify inefficiencies, and make decisions that drive business growth. Our IoT stack covers all the technology layers, from the edge devices to the cloud. It includes hardware components such as sensors and gateways, a robust software platforms for data management and analysis, and a user-friendly dashboard for real-time monitoring and control. Our solutions also offer robust security features to help ensure the protection of sensitive data. Additionally, Inpixon's RTLS provides scalability and flexibility, allowing organizations to easily integrate it with their existing systems and add new capabilities as their needs evolve.

In addition to our Indoor Intelligence technologies and solutions, we also offer:

•Digital solutions (eTearsheets; eInvoice, adDelivery) or cloud-based applications and analytics for the advertising, media and publishing industries through our advertising management platform referred to as Shoom by Inpixon; and

•A comprehensive set of data analytics and statistical visualization solutions for engineers and scientists referred to as SAVES by Inpixon.

We report financial results for three segments: Indoor Intelligence, Shoom and SAVES. For Indoor Intelligence, we generate revenue from sales of hardware, software licenses and professional services. For Shoom and SAVES we generate revenue from the sale of software licenses.
Enterprise Apps Spin-off and Business Combination

On September 25, 2022, we entered into an Agreement and Plan of Merger (the "Merger Agreement") by and among Inpixon, KINS Technology Group Inc., a Delaware corporation (renamed CXApp Inc., "KINS" or "New CXApp"), CXApp Holding Corp., a Delaware corporation and wholly-owned subsidiary of New CXApp (formerly a wholly-owned subsidiary of Inpixon, "CXApp"), and KINS Merger Sub Inc., a Delaware corporation and a wholly-owned subsidiary of KINS ("Merger Sub"), pursuant to which KINS acquired Inpixon's enterprise apps business (including its workplace experience technologies, indoor mapping, events platform, augmented reality and related business solutions) (the "Enterprise Apps Business") through the merger of Merger Sub with and into CXApp (the “Merger”), with CXApp continuing as the surviving company and as a wholly-owned subsidiary of KINS, in exchange for the issuance of shares of KINS capital stock valued at approximately $69 million (the "Business Combination"). Immediately prior to the Merger and pursuant to a Separation and Distribution Agreement, dated as of September 25, 2022, among KINS, Inpixon, CXApp and Design Reactor, Inc., a California corporation ("Design Reactor") (the "Separation Agreement"), and other ancillary conveyance documents, Inpixon would, among other things and on the terms and subject to the conditions of the Separation Agreement, transfered the Enterprise Apps Business, including certain related subsidiaries of Inpixon, including Design Reactor, to CXApp (the "Reorganization"). Following the Reorganization, Inpixon distributed 100% of the common stock of CXApp, par value $0.00001, to certain holders of Inpixon securities as of the record date of March 6, 2023 (the "Enterprise Apps Spin-Off"). The Merger closed on March 14, 2023.
Reverse Stock Split

On October 7, 2022, the Company effected a 1-for-75 reverse stock split. See Note 21 for more details. All historical share and per share amounts reflected throughout this report have been adjusted to reflect the Reverse Stock Split.